ACQUISITIONS (10k specific)	12 Months Ended
Dec. 31, 2010
ACQUISITIONS
ACQUISITIONS
NOTE 4 – ACQUISITIONS

RadioShack de Mexico: In December 2008, we acquired the remaining interest (slightly more than 50%) of our Mexican joint venture - RadioShack de Mexico, S.A. de C.V. - with Grupo Gigante, S.A.B. de C.V. We now own 100% of this subsidiary, which consisted of 200 RadioShack-branded stores and 14 dealers throughout Mexico at the time of acquisition. The purchase price was $44.9 million, which consisted of $42.2 million in cash paid and transaction costs, net of cash acquired, plus $2.7 million in assumed debt. The acquisition was accounted for using the purchase method of accounting in accordance with the FASB's accounting guidance for business combinations. The purchase price allocation resulted in an excess of purchase price over net tangible assets acquired of $35.5 million, all of which was attributed to goodwill. The goodwill is not subject to amortization for book purposes but rather an annual test for impairment. The premium we paid in excess of the fair value of the net assets acquired was based on the established business in Mexico and our ability to expand our business in Mexico and possibly other countries. The goodwill is not deductible for tax purposes. Results of the acquired business have been included in our operations since December 1, 2008.